Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000212575
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
Trading Symbol	HTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	ROBO Global® Healthcare Technology and Innovation ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Healthcare Technology and Innovation Index (USD) (NR)Footnote Reference†
Jun/19	$10,000	$10,000	$10,000	$10,000
Apr/20	$11,317	$9,556	$10,051	$11,391
Apr/21	$19,098	$14,098	$14,673	$19,357
Apr/22	$12,732	$13,346	$14,704	$12,977
Apr/23	$12,460	$13,672	$15,096	$12,783
Apr/24	$10,809	$16,149	$18,517	$11,162
Apr/25	$11,142	$18,157	$20,757	$11,584
Apr/26	$13,866	$23,887	$27,203	$14,517

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,336,595
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 333,622
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,336,595	60	$333,622	38%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.3%
Information Technology	1.7%
Consumer Staples	2.6%
Health Care	95.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Axogen	3.2%
Arrowhead Pharmaceuticals	2.6%
Twist Bioscience	2.3%
Glaukos	2.2%
Natera	2.2%
Tempus AI, Cl A	2.1%
Novocure	2.0%
Alnylam Pharmaceuticals	2.0%
Guardant Health	2.0%
Thermo Fisher Scientific	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000131868
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
Trading Symbol	ROBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$123	0.95%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	ROBO Global® Robotics and Automation Index ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Robotics and Automation Index (USD) (NR)Footnote Reference†
Apr/16	$10,000	$10,000	$10,000	$10,000
Apr/17	$13,143	$11,592	$11,792	$13,264
Apr/18	$16,083	$13,287	$13,356	$16,380
Apr/19	$16,600	$14,076	$15,158	$16,941
Apr/20	$15,619	$13,495	$15,289	$16,040
Apr/21	$25,960	$19,909	$22,320	$26,869
Apr/22	$20,418	$18,847	$22,367	$21,292
Apr/23	$21,441	$19,308	$22,963	$22,536
Apr/24	$22,104	$22,806	$28,167	$23,408
Apr/25	$20,665	$25,641	$31,574	$22,063
Apr/26	$32,844	$33,732	$41,379	$35,434

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,771,023,984
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 12,054,364
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,771,023,984	79	$12,054,364	35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.1%
Consumer Discretionary	4.0%
Short-Term Investments	4.4%
Health Care	4.8%
Information Technology	42.8%
Industrials	47.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Celestica	2.2%
Airtac International Group	1.9%
Koh Young Technology	1.8%
Teradyne	1.8%
Infineon Technologies	1.8%
Hiwin Technologies	1.8%
Harmonic Drive Systems	1.8%
FANUC	1.8%
Ambarella	1.8%
Delta Electronics	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000212574
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Trading Symbol	THNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$88	0.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	ROBO Global® Artificial Intelligence ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	S&P 500 Index (USD) (TR)Footnote Reference*	ROBO Global® Artificial Intelligence Index (USD) (PR)Footnote Reference†
May/20	$10,000	$10,000	$10,000	$10,000
Apr/21	$16,555	$14,707	$14,501	$16,650
Apr/22	$12,350	$13,922	$14,532	$12,460
Apr/23	$12,118	$14,262	$14,919	$12,264
Apr/24	$16,711	$16,846	$18,300	$16,948
Apr/25	$17,962	$18,940	$20,513	$18,271
Apr/26	$28,535	$24,918	$26,884	$29,136

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 322,418,989
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,766,571
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$322,418,989	54	$1,766,571	34%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Real Estate	0.9%
Industrials	1.1%
Financials	2.7%
Health Care	5.6%
Communication Services	7.2%
Consumer Discretionary	9.2%
Information Technology	73.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Advanced Micro Devices	3.5%
Nebius Group, Cl A	2.9%
Global Unichip	2.9%
Lumentum Holdings	2.8%
Astera Labs	2.7%
Infineon Technologies	2.7%
Credo Technology Group Holding	2.6%
Alphabet, Cl A	2.6%
MediaTek	2.5%
Ambarella	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials